Pension and Severance Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs) (Detail)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate		0.90%	0.60%
Rate of compensation increase	[1]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		0.60%	1.00%	1.40%
Expected return on plan assets		2.70%	3.00%	3.00%
Rate of compensation increase	[1]
Foreign plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate		3.10%	3.20%
Rate of compensation increase		2.40%	2.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		3.20%	3.10%	4.10%
Expected return on plan assets		4.80%	4.80%	5.60%
Rate of compensation increase		2.80%	2.90%	3.10%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.